Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,541,872)	$ 7,175,980
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Change in fair value of warrant liabilities	3,456,800	(6,699,398)
Income earned on marketable securities held in Trust Account		(959,589)
Changes in operating assets and liabilities:
Accrued interest receivable	(81)
Prepaid expenses and other receivables		(3,512)
Due to affiliates	45,833	3,861
Accrued expenses	18,000	79,981
Net cash provided by (used in) operating activities	(21,320)	(402,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from liquidation of marketable securities held in Trust Account		105,424,960
Investment in Trust Account	(116,725,000)	(575,000)
Net cash provided by (used in) investing activities	(116,725,000)	104,849,960
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of 10,313,048 Class A Ordinary Shares		(105,424,960)
Proceeds - notes payable		575,000
Proceeds from issuance of Class B ordinary shares	25,000
Proceeds from issuance of private placement warrants	5,760,000
Proceeds from issuance of units (net of offering costs)	111,575,715
Net cash provided by (used in) financing activities	117,360,715	(104,849,960)
Increase (decrease) in cash and cash equivalents	614,395	(402,677)
Cash and cash equivalents, beginning of year		614,395
Cash and cash equivalents, end of year	614,395	211,718	$ 614,395
Non cash investing and financing activities:
Deferred underwriting commissions in connection with the initial public offering	4,025,000
Derivative warrant liabilities issued in connection with the initial public offering	3,612,500
Accretion for Class A ordinary shares to redemption amount	15,497,662	1,534,589
Jet Token, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(7,738,203)	(15,765,249)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization and depreciation		134,383	133,608
Amortization of lease financing costs			1,175
Gain on loan forgiveness			(207,360)
Stock-based compensation		6,492,653	12,690,373
Non-cash operating lease costs		494,468
Changes in operating assets and liabilities:
Accounts receivable			400
Other current assets		(278,313)	(28,980)
Accounts payable		(53,268)	15,643
Accrued liabilities		835,576	111,480
Deferred revenue		497,030	436,331
Lease liability		(480,368)
Net cash provided by (used in) operating activities		(96,042)	(2,612,579)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(8,407)
Purchase of intangible assets			(97,978)
Return of aircraft deposit		1,093,600
Deposits and other assets		(803,112)	(439,750)
Net cash provided by (used in) investing activities		290,488	(546,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances		42,000	200,196
Repayments - related party advances		(242,196)
Proceeds - notes payable			86,360
Payments on line of credit		(194,727)	(257,308)
Offering costs		(1,691,386)	(1,221,552)
Payment of lease financing costs			(70,500)
Preferred share redemption		(225,000)
Proceeds from sale of Non-Voting Common Stock		3,000,760	2,843,790
Net cash provided by (used in) financing activities		689,451	1,580,986
Increase (decrease) in cash and cash equivalents		883,897	(1,577,728)
Cash and cash equivalents, beginning of year		643,494	2,221,222
Cash and cash equivalents, end of year	$ 643,494	1,527,391	643,494
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes		2,400
Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock		15,544	96,600
Line of credit issued for offering expenses paid on behalf of the Company			452,035
Application of equipment deposit to aircraft maintenance reserve account			250,000
Operating lease, Right-of-use assets and liabilities		$ 2,506,711